Note 4 - New Accounting Standards and Interpretations	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of initial application of standards or interpretations [text block]

4.    New accounting standards and interpretations

4.1  Effective as from January 1, 2024

●	Classification of Liabilities as Current or Non-current – Amendments to IAS 1 Non-current Liabilities with Covenants – Amendments to IAS 1

Amendments made to IAS 1 Presentation of Financial Statements in 2020 and 2022 clarified that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting year. Classification is unaffected by the entity’s expectations or events after the reporting date (e.g. the receipt of a waiver or a breach of covenant).

Covenants of loan arrangements will not affect classification of a liability as current or non-current at the reporting date if the entity must only comply with the covenants after the reporting date. However, if the entity must comply with a covenant either before or at the reporting date, this will affect the classification as current or non-current even if the covenant is only tested for compliance after the reporting date.

The amendments require disclosures if an entity classifies a liability as non-current and that liability is subject to covenants that the entity must comply with within 12 months of the reporting date. The disclosures include:

●	the carrying amount of the liability,

●	information about the covenants, and

●	facts and circumstances, if any, that indicate that the entity may have difficulty complying with the covenants.

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The amendments also clarify what IAS 1 means when it refers to the ‘settlement’ of liability. Terms of a liability that could, at the option of the counterparty, result in its settlement by the transfer of the entity’s own equity instrument can only be ignored for the purpose of classifying the liability as current or non-current if the entity classifies the option as an equity instrument. However, conversion options that are classified as a liability must be considered when determining the current/non-current classification of a convertible note. The amendments must be applied retrospectively in accordance with the normal requirements in IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors. Special transitional rules apply if an entity had early adopted the 2020 amendments regarding the classification of liabilities as current or non-current.

There were no financial effects from the adoption of this Standard.

●	Lease Liability in a Sale and Leaseback – Amendments to IFRS 16

In September 2022, the IASB finalized narrow-scope amendments to the requirements for sale and leaseback transactions in IFRS 16 Leases which explain how an entity accounts for a sale and leaseback after the transaction date.

The amendments specify that, in measuring the lease liability subsequent to the sale and leaseback, the seller-lessee determines ‘lease payments’ and ‘revised lease payments’ in a way that does not result in the seller-lessee recognizing any amount of the gain or loss that relates to the right-of-use that it retains. This could particularly impact sale and leaseback transactions where the lease payments include variable payments that do not depend on an index or a rate. There were no financial effects from the adoption of this Standard.

●	Supplier finance arrangements – Amendments to IAS 7 and IFRS 7

The IASB has issued new disclosure requirements about supplier financing arrangements (‘SFAs’), after feedback to an IFRS Interpretations Committee agenda decision highlighted that the information required by IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosures falls short of meeting user information needs.

The objective of the new disclosures is to provide information about SFAs that enable investors to assess the effects on an entity’s liabilities, cash flows and the exposure to liquidity risk. The new disclosures include information about the following:

The terms and conditions of SFAs.

a)	The carrying amounts of financial liabilities that are part of SFAs and the line items in which those liabilities are presented.

b)	The carrying amount of the financial liabilities in (b) for which suppliers have already received payment from the finance providers.

c)	The range of payment due dates for both the financial liabilities that are part of SFAs, and comparable trade payables that are not part of such arrangements.

d)	Non-cash changes in the carrying amounts of financial liabilities in(b).

e)	Access to SFA facilities and concentration of liquidity risk with finance providers.

The IASB has provided transitional relief by not requiring comparative information in the first year, and also not requiring disclosure of specified opening balances. Further, the required disclosures are only applicable for annual periods during the first year of application. Therefore, the earliest that the new disclosures will have to be provided is in annual financial reports for December 2024 year-ends, unless an entity has a financial year of less than 12 months.

There were no financial effects from the adoption of this Standard.

4.2  Standards issued but not yet effective in 2024

●	Presentation and Disclosure in Financial Statements – IFRS 18

The International Accounting Standards Board (IASB) has issued new requirements for the presentation and disclosure of information in general purpose financial statements to ensure they provide relevant and faithful representations of an entity's assets, liabilities, equity, income, and expenses. The objective is to offer financial information that helps users assess the prospects for future net cash inflows and evaluate management’s stewardship of the entity’s economic resources.

These financial statements comply with IFRS Accounting Standards, adhering to both general and specific requirements for presenting information in the statement of financial performance, the statement of financial position, and the statement of changes in equity. The requirements include aggregation and disaggregation of information to ensure clarity, a comprehensive statement of profit or loss, and the presentation of totals and subtotals for key financial metrics. This standard, issued in April 2024, is effective for annual periods beginning on or after January 1, 2027 and the Company is assessing the impacts arising from this standard on the presentation and disclosures in the financial statements.

●	Lack of Exchangeability Amendments to IAS 21

The amendments establish that when one currency is not exchangeable for another on the measurement date, the spot exchange rate must be estimated. In addition, they provide guidance on how to assess interchangeability between currencies and how to determine the spot exchange rate when interchangeability is absent. When the spot exchange rate is estimated because a currency is not exchangeable for another currency, information must be disclosed to allow the understanding of how the currency not exchangeable for another currency affects, or is expected to affect, the statements of income, the statement of financial position and the statements of cash flows. The amendments are effective January 1, 2025, with specific transition rules and the Company is assessing the impacts arising from this standard on the presentation and disclosures in the financial statements.

●	IFRS 9 – Financial Instruments and IFRS 7 – Financial Instruments: Disclosures

The amendments to IFRS 9 – Financial Instruments and IFRS 7 – Financial Instruments: Disclosures aim to enhance the clarity of classification, measurement, and disclosure of financial instruments. The updates consist of:

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Classification of Financial Instruments: The new guidelines focus on the contractual characteristics of financial instruments, particularly those related to Environmental, Social, and Governance (ESG) factors, which influence their measurement, either at amortized cost or fair value.

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Provision for Expected Losses: IFRS 9 now adopts a model based on expected losses, replacing the previous model that depended on losses incurred. This shift reflects a more proactive approach to risk management.

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Electronic Settlement of Liabilities: The amendments clarify the recognition of financial assets and liabilities when settled through electronic payment systems. A new accounting policy will also allow for early recognition of financial liabilities under specific conditions.

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Disclosure Transparency: More detailed disclosures will be required, particularly for financial instruments with contingent features related to sustainability goals. This aims to increase transparency and allow investors to better understand company investments.

These amendments will be effective from January 1, 2026, and the Company is assessing the impacts arising from this standard on the presentation and disclosures in the financial statements